Contract Liabilities - Schedule of Contract Liabilities (Details)	Jun. 30, 2026 HKD ($)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 HKD ($)
Other Liabilities Disclosure [Abstract]
Billings in advance of performance obligation under contracts, current	$ 1,573,049	$ 200,593	$ 8,761,074
Billings in advance of performance obligation under contracts, non-current	$ 0	$ 0	$ 0